GENERAL (Detail Textuals) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	Aug. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Apr. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Nature Of Operations [Line Items]
Net loss		$ (3,517)	$ (3,742)
Accumulated deficit		(27,244)			$ (23,727)
Cash on hands		13,845	17,787		$ 16,537	$ 15,677
Share Based Compensation To Service Providers	$ 742	$ 206	$ 206
2019 Plan [Member]
Nature Of Operations [Line Items]
Shares, issued				1,000,000
Consultant [Member]
Nature Of Operations [Line Items]
Shares, issued				152,110